Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity represents a critical component of the Company’s overall approach to risk management. The Company’s cybersecurity policies, standards and practices are part of the Company’s risk management approach, and cybersecurity risks are among the core enterprise risks that are subject to oversight by the Board of Directors. The Company approaches cybersecurity threats by (i) identifying, preventing and mitigating actual or potential cybersecurity threats to the Company; (ii) preserving the confidentiality, integrity and availability of the information that we collect and store to use in our business; (iii) protecting the Company’s intellectual property; (iv) maintaining the confidence of our customers, clients and business partners; and (v) providing appropriate public disclosure of cybersecurity risks and incidents when required.

We recognize the importance of assessing, identifying, and managing material risks associated with cybersecurity threats, as such term is defined in Item 106(a) of Regulation S-K. These material risks are managed across us, our subsidiaries, and third-party
contractors, and monitoring such risks and threats is
integrated
into our overall risk management program. Our risk management program is comprised of, among other things, policies that are designed to identify, assess, manage, and mitigate cybersecurity risk, and is based on applicable laws and regulations, informed by industry standards and best practices.

Our Chief Executive Officer is responsible for our cybersecurity program, and our Manager of Cybersecurity is our incident response team leader. In this position, our Manager of Cybersecurity oversees our cybersecurity team, and guides our incident response team, which is comprised of members from across our organization, including cybersecurity, IT support, mining operations, software engineering, compliance and legal, as well as contractors and other partners, as they support our cybersecurity functions. Our Manager of Cybersecurity has nearly two decades of experience in cybersecurity management and policy, achieved through job training and higher education, and possesses a background in security and alignment of information technology solutions.

Our Response Plan, developed by management and our cybersecurity team, and IT support team, serves as a Company-wide guide to facilitate coordinated, prompt, and systematic responses to any cybersecurity incidents and utilizes four interconnecting phases: (1) Preparation; (2) Detection and Analysis; (3) Containment, Eradication, and Recovery; and (4) Post-Incident Activity.

Upon detection of a cybersecurity incident and initial intake and validation by our cybersecurity team, our incident response team triages and evaluates the cybersecurity incident, and, depending on the severity, escalates the incident to management and a cross-functional working group. Any incident assessed as potentially being or potentially becoming material is immediately escalated for further assessment and reported to executive management. Determination of what resources are needed to address the incident, prioritizing of response activities, forming of action plans, and notification of external parties as needed are then undertaken by executive management and the cross-functional working group, led by our Chief Executive Officer and Manager of Cybersecurity. We consult with outside counsel as appropriate, including on materiality analysis and disclosure matters, and our executive management makes the final materiality and disclosure determinations, among other compliance decisions.

In fiscal year 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition. However, despite our efforts, we may not be successful in eliminating all risks from cybersecurity threats and can provide no assurances that undetected cybersecurity incidents have not occurred.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
In fiscal year 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations or financial condition. However, despite our efforts, we may not be successful in eliminating all risks from cybersecurity threats and can provide no assurances that undetected cybersecurity incidents have not occurred.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity represents a critical component of the Company’s overall approach to risk management. The Company’s cybersecurity policies, standards and practices are part of the Company’s risk management approach, and cybersecurity risks are among the core enterprise risks that are subject to oversight by the Board of Directors. The Company approaches cybersecurity threats by (i) identifying, preventing and mitigating actual or potential cybersecurity threats to the Company; (ii) preserving the confidentiality, integrity and availability of the information that we collect and store to use in our business; (iii) protecting the Company’s intellectual property; (iv) maintaining the confidence of our customers, clients and business partners; and (v) providing appropriate public disclosure of cybersecurity risks and incidents when required.

Cybersecurity Risk Role of Management [Text Block]
Cybersecurity represents a critical component of the Company’s overall approach to risk management. The Company’s cybersecurity policies, standards and practices are part of the Company’s risk management approach, and cybersecurity risks are among the core enterprise risks that are subject to oversight by the Board of Directors. The Company approaches cybersecurity threats by (i) identifying, preventing and mitigating actual or potential cybersecurity threats to the Company; (ii) preserving the confidentiality, integrity and availability of the information that we collect and store to use in our business; (iii) protecting the Company’s intellectual property; (iv) maintaining the confidence of our customers, clients and business partners; and (v) providing appropriate public disclosure of cybersecurity risks and incidents when required.

We recognize the importance of assessing, identifying, and managing material risks associated with cybersecurity threats, as such term is defined in Item 106(a) of Regulation S-K. These material risks are managed across us, our subsidiaries, and third-party
contractors, and monitoring such risks and threats is
integrated
into our overall risk management program. Our risk management program is comprised of, among other things, policies that are designed to identify, assess, manage, and mitigate cybersecurity risk, and is based on applicable laws and regulations, informed by industry standards and best practices.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Manager of Cybersecurity has nearly two decades of experience in cybersecurity management and policy, achieved through job training and higher education, and possesses a background in security and alignment of information technology solutions.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true